Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Interest Rate Swap Positions
As at December 31, 2017, the Company was committed to the following interest rate swap agreements:

	Interest Rate Index	Notional Amount $	Fair Value / Carrying Amount of Asset $	Remaining Term (years)	Fixed Interest Rate (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	138,844	1,258	3.0	1.46%
U.S. Dollar-denominated interest rate swaps	LIBOR	150,000	2,548	3.0	1.55%
U.S. Dollar-denominated interest rate swaps	LIBOR	50,000	1,436	3.0	1.16%

(1)	Excludes the margin the Company pays on its variable-rate debt, which, as of December 31, 2017 ranged from 0.30% to 2.75%.

(2)	Notional amount reduces quarterly.

Schedule of Derivative Instruments
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s consolidated balance sheets.

	Current portion of derivative assets $	Derivative assets $	Accrued liabilities $	Current portion of derivative liabilities $
As at December 31, 2017
Interest rate swap agreements	1,016	4,226	(39)	—
	1,016	4,226	(39)	—

As at December 31, 2016
Interest rate swap agreements	—	4,251	(254)	(1,108)
Stock purchase warrant	—	287	—	—
Time-charter swap agreement	875	—	(667)	—
	875	4,538	(921)	(1,108)

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location
Realized and unrealized gains (losses) relating to interest rate swaps, stock purchase warrant, the time-charter swap and FFAs are recognized in earnings and reported in realized and unrealized gain (loss) on derivative instruments in the Company’s consolidated statements of (loss) income as follows:

	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $
Realized gains (losses) relating to:
Interest rate swaps agreements	(994)	(12,797)	(9,790)
Stock purchase warrant	—	—	—
Time-charter swap agreement	1,106	2,154	—
Forward freight agreements	270	—	—
	382	(10,643)	(9,790)

Unrealized gains (losses) relating to:
Interest rate swaps agreements	2,099	13,681	7,686
Stock purchase warrant	(287)	(4,877)	507
Time-charter swap agreement	(875)	875	—
	937	9,679	8,193
Total realized and unrealized gain (loss) on derivatives	1,319	(964)	(1,597)